TRANSAMERICA SERIES TRUST
Transamerica JPMorgan Asset Allocation - Conservative VP
Transamerica JPMorgan Asset Allocation - Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
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The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus for each portfolio listed below, as applicable, in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
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Transamerica JPMorgan Asset Allocation – Conservative VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective August 30, 2024, the Russell 3000® Index became the portfolio’s secondary benchmark. Prior to that date, the portfolio’s secondary benchmark was the FT Wilshire 5000 Full Cap IndexSM. The change to the secondary benchmark was made to utilize a different equity benchmark that provides a similar basis for evaluating the portfolio’s performance.

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Transamerica JPMorgan Asset Allocation – Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
FT Wilshire 5000 Full Cap IndexSM 3 (reflects no deduction for fees, expenses or taxes)	26.25%	14.84%	11.21%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective August 30, 2024, the Russell 3000® Index became the portfolio’s primary benchmark. Prior to that date, the portfolio’s primary benchmark was the FT Wilshire 5000 Full Cap IndexSM. The change to the primary benchmark was made to utilize a different broad-based equity benchmark that provides a similar basis for evaluating the portfolio’s performance.

[3]	As of May 31, 2023, the Wilshire 5000 Total Market IndexSM was rebranded the FT Wilshire 5000 Full Cap IndexSM.
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Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
FT Wilshire 5000 Full Cap IndexSM 3 (reflects no deduction for fees, expenses or taxes)	26.25%	14.84%	11.21%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective August 30, 2024, the Russell 3000® Index became the portfolio’s primary benchmark. Prior to that date, the portfolio’s primary benchmark was the FT Wilshire 5000 Full Cap IndexSM. The change to the primary benchmark was made to utilize a different, broad-based equity benchmark that provides a similar basis for evaluating the portfolio’s performance.

[3]	As of May 31, 2023, the Wilshire 5000 Total Market IndexSM was rebranded the FT Wilshire 5000 Full Cap IndexSM.
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Transamerica JPMorgan Asset Allocation – Moderate VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
FT Wilshire 5000 Full Cap IndexSM 3 (reflects no deduction for fees, expenses or taxes)	26.25%	14.84%	11.21%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
Effective August 30, 2024, the Russell 3000® Index became the portfolio’s primary benchmark. Prior to that date, the portfolio’s primary benchmark was the FT Wilshire 5000 Full Cap IndexSM. The change to the primary benchmark was made to utilize a different broad-based equity benchmark that provides a similar basis for evaluating the portfolio’s performance.

[3]	As of May 31, 2023, the Wilshire 5000 Total Market IndexSM was rebranded the FT Wilshire 5000 Full Cap IndexSM.
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Investors Should Retain this Supplement for Future Reference
August 30, 2024